CONVERTIBLE NOTE PAYABLE (Tables)	3 Months Ended
Mar. 31, 2017
Convertible Note Payable Tables
Schedule of convertible notes payable

Convertible notes payable consists of the following:

		Accrued	Debt	Interest		March 31,
Note Holder	Principal	Interest	Discount	Rate	Maturity	2017

Power Up Lending Group Ltd	$77,000	$1,586	$(50,870)	8%	September 30, 2017	$27,716
Power Up Lending Group Ltd	53,000	441	(45,858)	8%	November 30, 2017	7,583
Labrys Fund, LP	105,000	1,450	(68,453)	8%	July 27, 2017	37,997
JSJ Investments Inc.	200,000	2,323	(161,172)	8%	November 6,2017	41,151
Vista Capital Investment, LLC	100,000	483	(93,973)	8%	March 9,2018	6,510
	$535,000	$6,283	$(420,326)			$120,957

		Accrued	Debt	Interest		December 31,
Note Holder	Principal	Interest	Discount	Rate	Maturity	2016

Power Up Lending Group Ltd	$77,000	$68	$(75,888)	8%	September 30, 2017	$1,180